13F-HR
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment(Check only one.): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Teachers Insurance and Annuity Association of America
Address:  730 Third Ave
          New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Edward Grzybowski
Title: Chief Investment Officer
Phone: 212-916-4343




Signature, Place, and Date of Signing:
                                                 /s/ Edward Grzybowski
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                            Authorized to Submit This Report)

                                             New York, NY,  May 11, 2007
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE


                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $171,572 (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.:   Name:
    -------------   -----------------------------------------------------
1.  28-4800         Teachers Advisors, Inc.
    -------------   -----------------------------------------------------
2.  28-3194         TIAA-CREF Investment Management LLC
    -------------   -----------------------------------------------------
3.  28-5057         TIAA-CREF Trust Company
    -------------   -----------------------------------------------------
4.
    -------------   -----------------------------------------------------
5.
    -------------   -----------------------------------------------------



                                                                FORM 13F

                                                          INFORMATION TABLE


PAGE 1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                         ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                            FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                               TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER                  OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                               CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------



AKAMAI TECHNOLOGIES INC             COM     00971T101         19925    399143   399143                             399143
ALTIRIS INC.                        COM     031652100         1196     36346    36346                              36346
AMKOR TECHNOLOGY INC                COM     031652100         3575     286486   286486                             286486
ARBINET THEXCHANGE INC              COM     03875P100         2018     319360   319360                             31936
AVICI SYS INC                       COM NEW 05367L802         10       850      850                                850
BLOUNT INTL INC NEW                 COM     095180105         2715     218105   218105                             218105
CBS CORP NEW                        CL B    124857202         8104     264938   264938                             264938
CNET NETWORKS INC                   COM     12613R104         142      16307    16307                              16307
CABELAS INC                         COM     126804301         8712     351137   351137                             351137
CONSECO INC                         COM NEW 208464883         1644     95053    95053                              95053
CRITICAL THERAPEUTICS INC           COM     22674T105         932      427524   427524                             427524
EXELIXIS INC                        COM     30161Q104         168      16890    16890                              16890
IDEARC INC                          COM     451663108         8        219      219                                219
IROBOT CORP                         COM     462726100         313      23902    23902                              23902
LEADIS TECHNOLOGY INC               COM     52171N103         157      39298    39298                              39298
LEVEL 3 COMMUNICATIONS INC          COM     52729N100         38352    6287137  6287137                            6287137
MONOGRAM BIOSCIENCES INC            COM     60975U108         153      78849    78849                              78849
OCCAM NETWORKS INC                  COM NEW 67457P309         778      69656    69656                              69656
PARAMETRIC TECHNOLOGY CORP          COM NEW 699173209         28       1477     1477                               1477
PRUDENTIAL FINL INC                 COM     744320102         2012     22296    22296                              22296
RCN CORP                            COM NEW 749361200         4228     165476   165476                             165476
SEALY CORP                          COM     812139301         31111    1779813  1779813                            1779813
TIME WARNER INC                     CL A    88732J108         19681    525236   525236                             525236
VERASUN ENERGY CORP                 COM     92336G106         9480     477120   477120                             477120
VERIZON COMMUNICATIONS              COM     92343V104         167      4395     4395                               4395
VIACOM INC NEW                      CL B    92553P201         10892    264938   264938                             264938
WASHINGTON GROUP INTL INC           COM NEW 938862208         4864     73237    73237                              73237
WORLDSPACE INC                      CL A    981579105         207      57800    57800                              57800